Derivative Financial Instruments and Related Hedging Programs (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of material derivative positions
The following table summarizes the Company's material derivative positions at December 31, 2011:

		Notional Amount of Contracts
Commodity	Maturity Period	(mmlbs)
Aluminum —
Fixed priced purchase contracts	1/12 through 11/13	103.5
Midwest premium swap contracts[1]	1/12 through 12/12	86.0

		Notional Amount of Contracts
Energy	Maturity Period	(mmbtu)
Natural gas —[2]
Call option purchase contracts	1/12 through 12/13	4,050,000
Put option sales contracts	1/12 through 12/13	4,050,000
Fixed priced purchase contracts	1/12 through 12/14	1,490,000

		Notional Amount of Contracts
Electricity	Maturity Period	(Mwh)
Fixed priced purchase contracts	1/12 through 12/12	219,600

		Notional Amount of Contracts
Hedges Relating to the Notes	Contract Period	(Common Shares)
Bifurcated Conversion Feature[3]	3/10 through 3/15	3,621,608
Call Options[3]	3/10 through 3/15	3,621,608
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[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company's purchases of primary aluminum.

[2]
As of December 31, 2011, the Company's exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 53% and 5% of the expected natural gas purchases for 2012, 2013 and 2014, respectively.

[3]
The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustment provisions substantially similar to the Notes, which may cause the exercise price to decrease and the notional amount of shares relating thereto to increase. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company's common stock, the Call Options may only be settled in cash.

Summary of realized and unrealized gains (losses)
Realized and unrealized gains (losses) associated with all derivative contracts consisted of the following, for each period presented:

	Year Ended December 31,
	2011	2010	2009
Realized gains (losses):
Aluminum	$9.6	$(0.6)	$(29.2)
Natural Gas	(5.2)	(1.3)	(10.0)
Foreign Currency	—	—	(13.4)
Total realized gains (losses):	$4.4	$(1.9)	$(52.6)
Unrealized (losses) gains:
Aluminum	$(26.5)	$3.6	$61.2
Natural Gas	(1.6)	(4.4)	3.7
Electricity	(1.8)	—	—
Foreign Currency	—	0.1	15.6
Call Options	(2.1)	17.0	—
Bifurcated Cash Conversion Feature	6.1	(21.9)	—
Total unrealized (losses) gains	$(25.9)	$(5.6)	$80.5